Document and Entity Information	3 Months Ended
Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	Algae Dynamics Corp.
Entity Central Index Key	0001607679
Document Type	S-1
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company